UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA CAPITAL GROWTH FUND
        JANUARY 31, 2014

 ======================================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

--------------------------------------------------------------------------------

FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

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

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growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        18

    Financial Statements                                                     19

    Notes to Financial Statements                                            22

EXPENSE EXAMPLE                                                              34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CAPITAL GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests primarily in equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

[PHOTO OF JOSEPH S. GIROUX]                     [PHOTO OF STEPHEN A. LANZENDORF]
    JOSEPH S. GIROUX*                              STEPHEN A. LANZENDORF, CFA
    Batterymarch Financial                         Batterymarch Financial
    Management, Inc.                               Management, Inc.

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o   HOW DID THE USAA CAPITAL GROWTH FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    For the six-month period ended January 31, 2014, the Fund had a total return of 8.08%. This compares to returns of 6.62% for the Lipper Global Funds Index and 6.88% for the MSCI World Index (the Index).

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Batterymarch Financial Management, Inc. (Batterymarch) is the subadviser to the Fund. The investment adviser and subadviser each provides day-to-day discretionary management for a portion of the Fund's assets.

o HOW WOULD YOU DESCRIBE THE ENVIRONMENT FOR GLOBAL STOCKS OVER THE PAST SIX MONTHS?

    After regaining their footing in July of last year, markets experienced considerable volatility and declined in most regions in August, as investors reacted to the possibility of changes in U.S. monetary policy,

    *Effective December 1, 2013, Joseph S. Giroux replaced Michael P. McElroy as a co-manager of the Fund.

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA CAPITAL GROWTH FUND

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    increased sales taxes in Japan, and weakness in China's banking system.
    However, the markets bounced back in early September on news of a strong manufacturing gain for China in August, a modestly improving outlook for the United States and the larger markets in Europe, and confidence that accommodative policies on the part of global central banks would continue. Following months of considerable market gains, this past January saw a pullback in reaction to the U.S. Federal Reserve's (the Fed) stimulus cuts in advance of Fed Chairman Ben Bernanke's departure, a disappointing U.S. employment report, and concerns regarding the impact of emerging market woes.

    Europe was the leading region during the period as financial stocks there performed strongly, followed closely by the United Kingdom, where returns were strong in the telecommunications and information technology sectors. In the United States, most sectors posted positive results, led by information technology, health care, and industrials issues. Japan lagged among the major regions as the utilities sector there underperformed, while Asia (minus Japan) posted a negative return.

o   PLEASE DISCUSS THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD.

    During the Fund's most recent semiannual period, stock selection contributed meaningfully to relative performance, and was strong within the United States, led by selection in the industrials and consumer staples sectors. Stock selection was also favorable within Europe, led by the industrials and health care sectors. Selection in Japan detracted from performance, especially in the industrials sector. The Fund's exposure to emerging markets also subtracted from returns during the period. An overweight position in Japan represented a modest detractor to performance, while an underweight position in Australia, New Zealand and Canada added value.

    Holdings in the non-benchmark company Jazz Pharmaceuticals plc made the largest contribution to relative performance for the period, thanks in large part to the success of the firm's drug to treat

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    narcolepsy--which has no market competition--as well as some attractive acquisitions. An overweight to Valero Energy Corp. also contributed to performance, based on healthy fourth-quarter profits. Overweight exposure to Symantec Corp. and Cisco Systems, Inc. were the primary detractors from performance, as both companies' forecasted revenues fell short of analysts' estimates.

o   HOW IS THE FUND POSITIONED REGIONALLY?

    The Fund's regional weightings are largely a byproduct of individual stock rankings. At the end of the reporting period, the Fund maintained a significant weighting in emerging markets, which are mostly unrepresented in the Index. The Fund also is slightly overweight in Japan. Our largest underweights are to the combined "region" of Australia, New Zealand, and Canada, as well as the United States.

o   WHAT IS YOUR OUTLOOK FOR GLOBAL STOCKS?

    Following a year of strong equity returns and slow economic growth, we expect the global economy to improve and equities to continue to post gains, though at a slower pace than during 2013. We believe that the investment outlook remains positive: While valuation multiples have expanded, corporate margins are up and earnings growth continues. Macroeconomic influences have generally subsided, leaving equity markets to be guided by company fundamentals. The portfolio remains well diversified and broadly exposed to Batterymarch's stock selection model.

    Thank you for your investment in the Fund.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. o Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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4  | USAA CAPITAL GROWTH FUND

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INVESTMENT OVERVIEW

USAA CAPITAL GROWTH FUND (THE FUND) (Ticker Symbol: USCGX)

--------------------------------------------------------------------------------
                                              1/31/14                7/31/13
--------------------------------------------------------------------------------
Net Assets                               $671.1 Million         $642.9 Million
Net Asset Value Per Share                     $8.56                 $8.00

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*              1 Year              5 Years              10 Years
    8.08%                    19.59%               14.84%               5.66%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                          5 Years                           10 Years
   29.09%                           13.40%                             6.32%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13**
--------------------------------------------------------------------------------
   Before Reimbursement        1.34%          After Reimbursement       1.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.30% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LIPPER GLOBAL            MSCI WORLD             USAA CAPITAL
                       FUNDS INDEX                INDEX               GROWTH FUND
 1/31/2004             $10,000.00              $10,000.00              $10,000.00
 2/29/2004              10,213.54               10,167.45               10,000.00
 3/31/2004              10,169.89               10,099.99               10,014.93
 4/30/2004               9,906.99                9,893.12                9,641.79
 5/31/2004               9,940.53                9,975.68                9,761.19
 6/30/2004              10,107.82               10,188.20               10,104.48
 7/31/2004               9,730.10                9,855.56                9,358.21
 8/31/2004               9,735.70                9,898.88                9,134.33
 9/30/2004               9,995.94               10,086.14                9,776.12
10/31/2004              10,234.82               10,332.95                9,910.45
11/30/2004              10,805.58               10,875.75               10,791.04
12/31/2004              11,202.46               11,290.92               11,208.96
 1/31/2005              10,989.49               11,036.71               10,910.45
 2/28/2005              11,340.13               11,386.33               11,268.66
 3/31/2005              11,104.07               11,166.26               10,791.04
 4/30/2005              10,855.36               10,922.02               10,119.40
 5/31/2005              11,039.73               11,116.08               10,731.34
 6/30/2005              11,157.73               11,212.26               11,179.10
 7/31/2005              11,598.66               11,603.92               11,656.72
 8/31/2005              11,741.73               11,691.36               11,432.84
 9/30/2005              12,054.70               11,995.03               11,611.94
10/31/2005              11,782.45               11,704.01               11,179.10
11/30/2005              12,156.37               12,093.99               11,626.87
12/31/2005              12,534.38               12,361.92               12,162.04
 1/31/2006              13,178.57               12,913.92               12,863.11
 2/28/2006              13,086.41               12,894.70               12,847.87
 3/31/2006              13,421.34               13,178.24               13,213.64
 4/30/2006              13,788.34               13,578.34               13,701.34
 5/31/2006              13,278.17               13,114.52               12,924.07
 6/30/2006              13,249.23               13,110.68               12,954.55
 7/31/2006              13,251.41               13,192.50               13,045.99
 8/31/2006              13,599.67               13,534.94               13,411.77
 9/30/2006              13,785.89               13,696.32               13,457.49
10/31/2006              14,226.82               14,199.01               13,990.91
11/30/2006              14,633.64               14,546.72               14,463.38
12/31/2006              14,953.07               14,842.47               14,889.44
 1/31/2007              15,183.62               15,017.69               15,115.04
 2/28/2007              15,030.51               14,939.54               15,028.27
 3/31/2007              15,332.93               15,213.02               15,444.75
 4/30/2007              15,919.27               15,883.94               15,930.66
 5/31/2007              16,410.92               16,329.00               16,555.39
 6/30/2007              16,387.05               16,203.05               16,416.56
 7/31/2007              16,055.54               15,844.21               16,208.32
 8/31/2007              16,028.51               15,832.19               16,173.61
 9/30/2007              16,682.02               16,585.10               17,318.95
10/31/2007              17,250.60               17,093.79               18,134.57
11/30/2007              16,491.39               16,395.07               17,006.58
12/31/2007              16,340.04               16,183.55               16,783.66
 1/31/2008              15,187.66               14,946.81               15,361.64
 2/29/2008              15,052.13               14,860.30               15,380.35
 3/31/2008              14,958.05               14,717.86               15,080.97
 4/30/2008              15,612.91               15,491.40               15,904.25
 5/31/2008              15,828.79               15,727.62               16,353.31
 6/30/2008              14,519.77               14,473.23               15,249.37
 7/31/2008              14,181.31               14,119.59               14,781.60
 8/31/2008              14,025.39               13,921.25               14,201.56
 9/30/2008              12,542.57               12,265.49               12,573.71
10/31/2008              10,288.82                9,939.94               10,103.88
11/30/2008               9,599.19                9,296.54                9,280.60
12/31/2008              10,004.14                9,594.80                9,485.80
 1/31/2009               9,254.85                8,754.25                8,684.18
 2/28/2009               8,466.59                7,858.17                7,863.48
 3/31/2009               9,028.48                8,450.74                8,359.72
 4/30/2009               9,879.42                9,398.74                8,932.30
 5/31/2009              10,771.92               10,250.32                9,638.48
 6/30/2009              10,750.63               10,204.08                9,562.14
 7/31/2009              11,648.34               11,068.34               10,440.10
 8/31/2009              12,111.40               11,524.96               10,745.48
 9/30/2009              12,553.53               11,984.33               11,165.37
10/31/2009              12,295.11               11,771.11               10,936.34
11/30/2009              12,773.51               12,252.11               11,413.49
12/31/2009              13,111.65               12,472.12               11,682.37
 1/31/2010              12,614.04               11,956.64               11,122.39
 2/28/2010              12,789.82               12,125.19               11,315.48
 3/31/2010              13,536.61               12,876.11               12,165.11
 4/30/2010              13,588.88               12,877.91               12,068.56
 5/31/2010              12,329.12               11,649.30               10,909.98
 6/30/2010              11,960.63               11,245.12               10,465.86
 7/31/2010              12,907.97               12,156.80               11,392.72
 8/31/2010              12,412.91               11,702.92               10,909.98
 9/30/2010              13,629.02               12,794.17               12,010.63
10/31/2010              14,174.47               13,271.08               12,570.61
11/30/2010              13,888.25               12,984.56               12,300.28
12/31/2010              14,867.16               13,939.26               13,099.00
 1/31/2011              15,077.82               14,254.17               13,274.44
 2/28/2011              15,560.44               14,753.25               13,683.78
 3/31/2011              15,591.99               14,607.76               13,703.27
 4/30/2011              16,175.60               15,228.33               14,229.57
 5/31/2011              15,827.31               14,912.42               13,898.20
 6/30/2011              15,526.59               14,676.50               13,722.77
 7/31/2011              15,175.60               14,410.39               13,469.36
 8/31/2011              13,955.97               13,395.07               12,299.81
 9/30/2011              12,522.59               12,238.13               11,091.27
10/31/2011              13,827.18               13,504.00               12,280.32
11/30/2011              13,579.64               13,174.30               12,182.85
12/31/2011              13,386.58               13,166.98               12,063.02
 1/31/2012              14,240.69               13,827.74               12,774.94
 2/29/2012              14,947.33               14,503.20               13,289.10
 3/31/2012              15,044.70               14,689.66               13,368.20
 4/30/2012              14,779.75               14,522.85               13,229.78
 5/31/2012              13,459.61               13,269.18               12,003.70
 6/30/2012              14,058.75               13,945.31               12,596.96
 7/31/2012              14,254.62               14,124.59               12,735.39
 8/31/2012              14,504.23               14,482.67               13,051.80
 9/30/2012              14,876.04               14,880.56               13,387.98
10/31/2012              14,863.87               14,780.00               13,249.55
11/30/2012              15,031.61               14,969.26               13,467.08
12/31/2012              15,516.38               15,250.77               13,779.75
 1/31/2013              16,286.03               16,027.64               14,501.83
 2/28/2013              16,251.99               16,054.11               14,622.18
 3/31/2013              16,621.97               16,431.34               14,943.10
 4/30/2013              17,095.02               16,947.55               15,484.67
 5/31/2013              17,205.34               16,953.95               15,484.67
 6/30/2013              16,826.35               16,536.20               15,163.74
 7/31/2013              17,676.75               17,406.76               16,046.29
 8/31/2013              17,306.71               17,036.26               15,504.72
 9/30/2013              18,174.79               17,888.28               16,387.27
10/31/2013              18,809.79               18,588.49               17,209.64
11/30/2013              19,160.90               18,918.84               17,610.80
12/31/2013              19,507.51               19,319.15               17,788.82
 1/31/2014              18,847.83               18,603.60               17,343.09

                                   [END CHART]

                  Data from 1/31/04 to 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

o The unmanaged MSCI World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

6  | USAA CAPITAL GROWTH FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 1/31/2014
                                (% of Net Assets)

Toyota Motor Corp. ........................................................ 1.8%
Fuji Heavy Industries Ltd. ................................................ 1.6%
Roche Holding AG .......................................................... 1.6%
Western Digital Corp. ..................................................... 1.6%
Next plc .................................................................. 1.5%
Apple, Inc. ............................................................... 1.5%
Valero Energy Corp. ....................................................... 1.4%
Cisco Systems, Inc. ....................................................... 1.1%
Assurant, Inc. ............................................................ 1.1%
Computer Sciences Corp. ................................................... 1.1%

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 21.3%
CONSUMER DISCRETIONARY                                                     15.2%
INFORMATION TECHNOLOGY                                                     11.7%
INDUSTRIALS                                                                11.3%
HEALTH CARE                                                                 9.9%
CONSUMER STAPLES                                                            8.0%
ENERGY                                                                      7.7%
MATERIALS                                                                   6.3%
TELECOMMUNICATION SERVICES                                                  4.4%
UTILITIES                                                                   3.7%
MONEY MARKET INSTRUMENTS                                                    0.4%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-17.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                  o ASSET ALLOCATION BY COUNTRY* -- 1/31/2014 o

                   [PIE CHART OF ASSET ALLOCATION BY COUNTRY]

UNITED STATES                                                              47.3%
JAPAN                                                                      11.7%
UNITED KINGDOM                                                              7.5%
CHINA                                                                       4.8%
GERMANY                                                                     3.3%
OTHER**                                                                    24.9%

                                   [END CHART]

 *Excludes money market instruments.

**Includes countries with less than 3% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA CAPITAL GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (99.5%)

            COMMON STOCKS (98.9%)

            CONSUMER DISCRETIONARY (15.2%)
            ------------------------------
            APPAREL RETAIL (1.1%)
    87,200  Gap, Inc.                                                 $    3,321
    73,500  TJX Companies, Inc.                                            4,216
                                                                      ----------
                                                                           7,537
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
    71,600  Hanesbrands, Inc.                                              5,094
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (4.3%)
   400,000  Fuji Heavy Industries Ltd.(a)                                 10,938
   663,000  Isuzu Motors Ltd.(a)                                           3,925
    42,808  KIA Motors Corp.(a)                                            2,143
   205,400  Toyota Motor Corp.(a)                                         11,708
                                                                      ----------
                                                                          28,714
                                                                      ----------
            AUTOMOTIVE RETAIL (0.4%)
    18,500  O'Reilly Automotive, Inc.*                                     2,423
                                                                      ----------
            BROADCASTING (1.0%)
 1,964,881  ITV plc(a)                                                     6,344
                                                                      ----------
            CABLE & SATELLITE (1.6%)
    85,600  Comcast Corp. "A"                                              4,661
    47,100  Time Warner Cable, Inc.                                        6,277
                                                                      ----------
                                                                          10,938
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.5%)
 4,970,600  Dixons Retail plc*(a)                                          3,562
                                                                      ----------
            DEPARTMENT STORES (2.3%)
   100,200  Macy's, Inc.                                                   5,331
   100,343  Next plc(a)                                                   10,330
                                                                      ----------
                                                                          15,661
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.8%)
   116,900  Lowe's Companies, Inc.                                         5,411
                                                                      ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HOUSEWARES & SPECIALTIES (0.7%)
    78,450  Jarden Corp.*                                             $    4,742
                                                                      ----------
            RESTAURANTS (0.9%)
   128,700  Brinker International, Inc.                                    6,224
                                                                      ----------
            SPECIALTY STORES (0.8%)
    51,000  GNC Holdings, Inc. "A"                                         2,607
    40,000  PetSmart, Inc.                                                 2,520
                                                                      ----------
                                                                           5,127
                                                                      ----------
            Total Consumer Discretionary                                 101,777
                                                                      ----------
            CONSUMER STAPLES (8.0%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
    84,300  Archer-Daniels-Midland Co.                                     3,328
                                                                      ----------
            DRUG RETAIL (0.9%)
    90,400  CVS Caremark Corp.                                             6,122
                                                                      ----------
            FOOD RETAIL (2.2%)
   308,936  Koninklijke Ahold N.V.(a)                                      5,150
   139,580  Kroger Co.                                                     5,039
   154,100  Safeway, Inc.                                                  4,814
                                                                      ----------
                                                                          15,003
                                                                      ----------
            HOUSEHOLD PRODUCTS (1.5%)
    26,700  Kimberly-Clark Corp.                                           2,920
    47,250  Procter & Gamble Co.                                           3,620
    49,946  Reckitt Benckiser Group plc(a)                                 3,742
                                                                      ----------
                                                                          10,282
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (1.0%)
   409,235  Distribuidora Internacional de Alimentacion S.A.(a)            3,365
    42,000  Wal-Mart Stores, Inc.                                          3,137
                                                                      ----------
                                                                           6,502
                                                                      ----------
            PERSONAL PRODUCTS (0.3%)
    23,590  Nu Skin Enterprises, Inc. "A"                                  2,009
                                                                      ----------
            SOFT DRINKS (0.7%)
    58,100  PepsiCo, Inc.                                                  4,669
                                                                      ----------
            TOBACCO (0.9%)
   174,500  Altria Group, Inc.                                             6,146
                                                                      ----------
            Total Consumer Staples                                        54,061
                                                                      ----------

================================================================================

10  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            ENERGY (7.7%)
            -------------
            INTEGRATED OIL & GAS (3.3%)
 5,540,000  China Petroleum and Chemical Corp. "H"(a)                 $    4,353
   613,881  Gazprom OAO ADR(a)                                             5,062
    41,603  Lukoil OAO ADR(a)                                              2,363
    97,781  OMV AG(a)                                                      4,230
   249,231  Repsol S.A.(a)                                                 5,835
                                                                      ----------
                                                                          21,843
                                                                      ----------
            OIL & GAS DRILLING (0.4%)
    70,000  Transocean Ltd.                                                3,029
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
    19,800  Core Laboratories N.V.                                         3,543
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
   186,960  Ultra Petroleum Corp.*                                         4,478
                                                                      ----------
            OIL & GAS REFINING & MARKETING (2.8%)
    50,000  Idemitsu Kosan Co. Ltd.(a)                                     1,116
   149,083  Neste Oil Oyj(a)                                               2,659
    77,630  Phillips 66                                                    5,674
   184,000  Valero Energy Corp.                                            9,402
                                                                      ----------
                                                                          18,851
                                                                      ----------
            Total Energy                                                  51,744
                                                                      ----------
            FINANCIALS (21.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   138,850  Apollo Global Management, LLC "A"                              4,506
                                                                      ----------
            DIVERSIFIED BANKS (8.9%)
 3,293,000  Agricultural Bank of China Ltd. "H"(a)                         1,423
 1,900,000  Aozora Bank Ltd.(a)                                            5,418
 9,278,000  Bank of China Ltd. "H"(a)                                      3,892
 5,021,000  China Construction Bank Corp. "H"(a)                           3,451
 1,799,400  China Merchants Bank Co. Ltd. "H"(a)                           3,134
   273,708  Credit Agricole S.A.*(a)                                       3,680
 6,758,000  Industrial and Commercial Bank of China Ltd. "H"(a)            4,151
 2,080,500  Mizuho Financial Group, Inc.(a)                                4,385
    36,400  National Bank of Canada                                        2,727
   433,900  Nordea Bank AB(a)                                              5,793
   422,000  Oversea-Chinese Banking Corp. Ltd.(a)                          3,063
   584,000  Public Bank Berhad(a)                                          3,321
   255,058  Sberbank of Russia ADR(a)                                      2,756
    89,300  Sumitomo Mitsui Financial Group, Inc.(a)                       4,131

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   123,016  Swedbank AB "A"(a)                                        $    3,208
   333,000  United Overseas Bank Ltd.(a)                                   5,221
                                                                      ----------
                                                                          59,754
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (2.1%)
   727,000  Daiwa Securities Group, Inc.(a)                                6,773
 1,042,200  Nomura Holdings, Inc.(a)                                       7,269
                                                                      ----------
                                                                          14,042
                                                                      ----------
            LIFE & HEALTH INSURANCE (1.2%)
   138,510  Protective Life Corp.                                          6,788
   111,800  T&D Holdings, Inc.(a)                                          1,361
                                                                      ----------
                                                                           8,149
                                                                      ----------
            MULTI-LINE INSURANCE (2.6%)
    97,650  Ageas(a)                                                       4,194
    36,300  Allianz SE(a)                                                  6,056
   113,100  Assurant, Inc.                                                 7,391
                                                                      ----------
                                                                          17,641
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   883,750  Challenger Ltd.(a)                                             4,613
   120,000  JPMorgan Chase & Co.                                           6,643
                                                                      ----------
                                                                          11,256
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.8%)
    26,600  Allied World Assurance Co.                                     2,738
    98,700  First American Financial Corp.                                 2,558
                                                                      ----------
                                                                           5,296
                                                                      ----------
            REAL ESTATE DEVELOPMENT (1.2%)
   576,000  China Overseas Land & Investment Ltd.(a)                       1,543
 5,527,000  Country Garden Holdings Co. Ltd.(a)                            3,018
 1,512,000  Shimao Property Holdings Ltd.(a)                               3,297
                                                                      ----------
                                                                           7,858
                                                                      ----------
            REINSURANCE (1.4%)
    50,705  Hannover Rueck SE(a)                                           4,021
    14,424  Muenchener Rueckversicherungs-Gesellschaft AG(a)               2,978
    27,100  RenaissanceRe Holdings Ltd.                                    2,458
                                                                      ----------
                                                                           9,457
                                                                      ----------
            REITs - SPECIALIZED (0.4%)
    84,690  Corrections Corp. of America                                   2,843
                                                                      ----------
            Total Financials                                             140,802
                                                                      ----------

================================================================================

12  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE (9.9%)
            -------------------
            BIOTECHNOLOGY (1.9%)
    67,635  Actelion Ltd.(a)                                          $    6,344
    35,500  Amgen, Inc.                                                    4,223
    89,600  Myriad Genetics, Inc.*                                         2,476
                                                                      ----------
                                                                          13,043
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (1.7%)
    82,450  Cardinal Health, Inc.                                          5,608
    33,300  McKesson Corp.                                                 5,808
                                                                      ----------
                                                                          11,416
                                                                      ----------
            HEALTH CARE EQUIPMENT (0.6%)
    72,400  Medtronic, Inc.                                                4,095
                                                                      ----------
            PHARMACEUTICALS (5.7%)
    47,320  Jazz Pharmaceuticals plc*                                      7,176
   125,165  Novo Nordisk A/S "B"(a)                                        4,961
    70,080  Questcor Pharmaceuticals, Inc.                                 4,696
    39,268  Roche Holding AG(a)                                           10,791
    51,920  Salix Pharmaceuticals Ltd.*                                    5,054
   108,501  Shire plc(a)                                                   5,423
                                                                      ----------
                                                                          38,101
                                                                      ----------
            Total Health Care                                             66,655
                                                                      ----------
            INDUSTRIALS (11.3%)
            -------------------
            AEROSPACE & DEFENSE (7.0%)
    41,900  Alliant Techsystems, Inc.                                      6,021
   690,454  BAE Systems plc(a)                                             4,864
    56,500  Boeing Co.                                                     7,077
 1,295,843  Cobham plc(a)                                                  6,254
    35,500  Huntington Ingalls Industries, Inc.                            3,373
    47,600  Lockheed Martin Corp.                                          7,183
    60,600  Northrop Grumman Corp.                                         7,002
    54,900  Raytheon Co.                                                   5,219
                                                                      ----------
                                                                          46,993
                                                                      ----------
            AIRLINES (1.5%)
    90,300  Alaska Air Group, Inc.                                         7,140
   999,136  Turk Hava Yollari Anonim Ortakligi(a)                          2,981
                                                                      ----------
                                                                          10,121
                                                                      ----------
            CONSTRUCTION & ENGINEERING (0.2%)
 1,669,000  China Railway Construction Corp. "H"(a)                        1,392
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   221,000  Hino Motors Ltd.(a)                                            3,228
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.5%)
    41,000  Duerr AG(a)                                               $    3,452
                                                                      ----------
            RAILROADS (1.6%)
    36,700  Central Japan Railway Co.(a)                                   3,988
    46,100  East Japan Railway Co.(a)                                      3,440
    74,300  West Japan Railway Co.(a)                                      3,037
                                                                      ----------
                                                                          10,465
                                                                      ----------
            Total Industrials                                             75,651
                                                                      ----------
            INFORMATION TECHNOLOGY (11.7%)
            ------------------------------
            APPLICATION SOFTWARE (0.8%)
   117,300  Aspen Technology, Inc.*                                        5,345
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (1.9%)
   565,000  Brocade Communications Systems, Inc.*                          5,277
   343,700  Cisco Systems, Inc.                                            7,530
                                                                      ----------
                                                                          12,807
                                                                      ----------
            COMPUTER HARDWARE (1.5%)
    20,600  Apple, Inc.                                                   10,312
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (2.1%)
    53,000  SanDisk Corp.                                                  3,686
   123,900  Western Digital Corp.                                         10,677
                                                                      ----------
                                                                          14,363
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
   122,080  Computer Sciences Corp.                                        7,375
   145,700  CoreLogic, Inc.*                                               4,641
   115,100  Western Union Co.                                              1,772
                                                                      ----------
                                                                          13,788
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.5%)
    44,710  Cap Gemini(a)                                                  3,045
                                                                      ----------
            SEMICONDUCTORS (1.6%)
     5,511  Samsung Electronics Co. Ltd.(a)                                6,522
   106,800  Texas Instruments, Inc.                                        4,528
                                                                      ----------
                                                                          11,050
                                                                      ----------
            SYSTEMS SOFTWARE (1.2%)
    93,595  Microsoft Corp.                                                3,543
   195,800  Symantec Corp.                                                 4,192
                                                                      ----------
                                                                           7,735
                                                                      ----------
            Total Information Technology                                  78,445
                                                                      ----------

================================================================================

14  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MATERIALS (6.3%)
            ----------------
            COMMODITY CHEMICALS (1.5%)
   564,000  Asahi Kasei Corp.(a)                                      $    4,286
    33,700  LyondellBasell Industries N.V. "A"                             2,654
    56,200  Methanex Corp.                                                 3,361
                                                                      ----------
                                                                          10,301
                                                                      ----------
            CONSTRUCTION MATERIALS (0.4%)
 1,487,000  PT Indocement Tunggal Prakarsa Tbk(a)                          2,712
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    48,346  Yara International ASA(a)                                      2,002
                                                                      ----------
            PAPER PACKAGING (2.1%)
    71,280  Avery Dennison Corp.                                           3,512
    93,800  Packaging Corp. of America                                     6,060
   197,854  Smurfit Kappa Group plc(a)                                     4,638
                                                                      ----------
                                                                          14,210
                                                                      ----------
            PAPER PRODUCTS (1.5%)
   118,400  International Paper Co.                                        5,652
   282,141  Mondi plc(a)                                                   4,274
                                                                      ----------
                                                                           9,926
                                                                      ----------
            SPECIALTY CHEMICALS (0.5%)
    18,193  PPG Industries, Inc.                                           3,318
                                                                      ----------
            Total Materials                                               42,469
                                                                      ----------
            TELECOMMUNICATION SERVICES (4.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
   912,050  BT Group plc(a)                                                5,748
   224,662  Hellenic Telecommunications Organization (OTE S.A.)*(a)        3,265
    58,800  Nippon Telegraph & Telephone Corp.(a)                          3,170
22,715,250  PT Telekomunikasi Indonesia Persero Tbk(a)                     4,195
                                                                      ----------
                                                                          16,378
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (1.9%)
   183,300  America Movil S.A.B. de C.V. ADR "L"                           3,897
   208,800  Freenet AG(a)                                                  6,370
    91,274  MegaFon OAO GDR(a)                                             2,721
                                                                      ----------
                                                                          12,988
                                                                      ----------
            Total Telecommunication Services                              29,366
                                                                      ----------
            UTILITIES (3.4%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
 1,347,600  Tenaga Nasional Berhad(a)                                      4,784
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            GAS UTILITIES (0.9%)
   135,310  Enagas S.A.(a)                                            $    3,701
    96,520  Gas Natural SDG S.A.(a)                                        2,386
                                                                      ----------
                                                                           6,087
                                                                      ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
 2,936,000  Huaneng Power International, Inc. "H"(a)                       2,713
                                                                      ----------
            MULTI-UTILITIES (1.4%)
   251,256  GDF Suez(a)                                                    5,539
    81,500  Wisconsin Energy Corp.                                         3,477
                                                                      ----------
                                                                           9,016
                                                                      ----------
            Total Utilities                                               22,600
                                                                      ----------
            Total Common Stocks (cost: $511,009)                         663,570
                                                                      ----------

            PREFERRED STOCKS (0.6%)

            FINANCIALS (0.3%)
            -----------------
            DIVERSIFIED BANKS (0.3%)
   538,230  Itausa - Investimentos Itau S.A.                               1,878
                                                                      ----------
            Total Financials                                               1,878
                                                                      ----------
            UTILITIES (0.3%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   246,800  Companhia Energetica de Sao Paulo "B"                          2,359
                                                                      ----------
            Total Utilities                                                2,359
                                                                      ----------
            Total Preferred Stocks (cost: $5,440)                          4,237
                                                                      ----------
            Total Equity Securities (cost: $516,449)                     667,807
                                                                      ----------

            MONEY MARKET INSTRUMENTS (0.4%)

            MONEY MARKET FUNDS (0.4%)
 2,434,588  State Street Institutional Liquid Reserve Fund, 0.06%(b)
              (cost: $2,435)                                               2,435
                                                                      ----------

            TOTAL INVESTMENTS (COST: $518,884)                        $  670,242
                                                                      ==========


================================================================================

16  | USAA CAPITAL GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $342,369            $321,201             $-       $663,570
  Preferred Stocks                            4,237                   -              -          4,237

Money Market Instruments:
  Money Market Funds                          2,435                   -              -          2,435
-----------------------------------------------------------------------------------------------------
Total                                      $349,041            $321,201             $-       $670,242
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, equity securities with a fair value of $258,423,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 51.6% of net assets at January 31, 2014.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT  Real estate investment trust

o   SPECIFIC NOTES

    (a) Security was fair valued at January 31, 2014, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees (the Board). The total value of all such securities was $321,201,000, which represented 47.9% of net assets of the Fund.

    (b) Rate represents the money market fund annualized seven-day yield at January 31, 2014.

      *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $518,884)          $ 670,242
  Receivables:
    Capital shares sold                                                        653
    Dividends and interest                                                     665
    Securities sold                                                          3,857
                                                                         ---------
      Total assets                                                         675,417
                                                                         ---------
LIABILITIES
  Payables:
    Securities purchased                                                     3,303
    Capital shares redeemed                                                    428
  Unrealized depreciation on foreign currency contracts held, at value           6
  Accrued management fees                                                      460
  Accrued transfer agent's fees                                                 24
  Other accrued expenses and payables                                           95
                                                                         ---------
      Total liabilities                                                      4,316
                                                                         ---------
        Net assets applicable to capital shares outstanding              $ 671,101
                                                                         =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $ 715,491
  Overdistribution of net investment income                                   (433)
  Accumulated net realized loss on investments                            (195,340)
  Net unrealized appreciation of investments                               151,358
  Net unrealized appreciation of foreign currency translations                  25
                                                                         ---------
        Net assets applicable to capital shares outstanding              $ 671,101
                                                                         =========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                78,396
                                                                         =========
  Net asset value, redemption price, and offering price per share        $    8.56
                                                                         =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $198)                      $   6,096
  Interest                                                                       1
                                                                         ---------
        Total income                                                         6,097
                                                                         ---------
EXPENSES
  Management fees                                                            2,606
  Administration and servicing fees                                            504
  Transfer agent's fees                                                        977
  Custody and accounting fees                                                  125
  Postage                                                                       41
  Shareholder reporting fees                                                    28
  Trustees' fees                                                                 7
  Registration fees                                                             21
  Professional fees                                                             49
  Other                                                                          8
                                                                         ---------
        Total expenses                                                       4,366
                                                                         ---------
NET INVESTMENT INCOME                                                        1,731
                                                                         ---------
NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on:
    Investments                                                             12,991
    Foreign currency transactions                                               10
  Change in net unrealized appreciation/depreciation of:
    Investments                                                             36,944
    Foreign currency translations                                               28
                                                                         ---------
        Net realized and unrealized gain                                    49,973
                                                                         ---------
  Increase in net assets resulting from operations                       $  51,704
                                                                         =========

See accompanying notes to financial statements.

================================================================================

20  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

----------------------------------------------------------------------------------------------
                                                                 1/31/2014           7/31/2013
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                           $  1,731           $   8,469
  Net realized gain on investments                                  12,991              52,637
  Net realized gain (loss) on foreign currency transactions             10              (1,908)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                     36,944              79,611
    Foreign currency translations                                       28                  22
                                                                  ----------------------------
    Increase in net assets resulting from operations                51,704             138,831
                                                                  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (6,899)             (8,225)
                                                                  ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                         34,836              68,581
  Reinvested dividends                                               6,855               8,174
  Cost of shares redeemed                                          (58,322)           (133,338)
                                                                  ----------------------------
    Decrease in net assets from capital
      share transactions                                           (16,631)            (56,583)
                                                                  ----------------------------
  Net increase in net assets                                        28,174              74,023

NET ASSETS
  Beginning of period                                              642,927             568,904
                                                                  ----------------------------
  End of period                                                   $671,101           $ 642,927
                                                                  ============================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of period                                                   $   (433)          $   4,735
                                                                  ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        4,140               9,493
  Shares issued for dividends reinvested                               786               1,195
  Shares redeemed                                                   (6,929)            (18,572)
                                                                  ----------------------------
    Decrease in shares outstanding                                  (2,003)             (7,884)
                                                                  ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back

================================================================================

22  | USAA CAPITAL GROWTH FUND

================================================================================

    testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

       approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

24  | USAA CAPITAL GROWTH FUND

================================================================================

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the beginning of the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities market

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign

================================================================================

26  | USAA CAPITAL GROWTH FUND

================================================================================

    withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $2,000, which represents 1.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had pre-enactment capital loss carryforwards of $208,341,000, and no post-enactment capital loss carryforward, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a

================================================================================

28  | USAA CAPITAL GROWTH FUND

================================================================================

distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

   PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------------
    EXPIRES                          BALANCE
    -------                       ------------
     2017                         $ 91,473,000
     2018                          116,868,000
                                  ------------
                      Total       $208,341,000
                                  ============

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $103,767,000 and $122,880,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $166,711,000 and $15,353,000, respectively, resulting in net unrealized appreciation of $151,358,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    investment of a portion of the Fund's asssets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number

================================================================================

30  | USAA CAPITAL GROWTH FUND

================================================================================

    of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $2,606,000, which included a 0.03% performance adjustment of $85,000.

B. SUBADVISORY ARRANGEMENT(s) -- The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million of the Fund's average net assets that Batterymarch manages.
    For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $723,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $504,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    January 31, 2014, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2014, to limit the total annual operating expenses of the Fund to 1.30% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2014, the Fund did not incur reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out of pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $977,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

32  | USAA CAPITAL GROWTH FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                          YEAR ENDED JULY 31,
                              -----------------------------------------------------------------------------
                                  2014           2013         2012           2011         2010         2009
                              -----------------------------------------------------------------------------
Net asset value at
 beginning of period          $   8.00       $   6.44     $   6.91       $   5.90     $   5.47     $   7.90
                              -----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .02            .10          .10            .08          .05          .09
 Net realized and
  unrealized gain (loss)           .63           1.56         (.48)           .99          .45        (2.42)
                              -----------------------------------------------------------------------------
Total from investment
 operations                        .65           1.66         (.38)          1.07          .50        (2.33)
                              -----------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.09)          (.10)        (.09)          (.06)        (.07)        (.10)
                              -----------------------------------------------------------------------------
 Net asset value at
  end of period               $   8.56       $   8.00     $   6.44       $   6.91     $   5.90     $   5.47
                              =============================================================================
Total return (%)*                 8.08          26.00        (5.45)         18.23         9.12       (29.37)
Net assets at end
 of period (000)              $671,101       $642,927     $568,904       $683,864     $646,422     $590,330
Ratios to average
 net assets:**
 Expenses (%)(a),(b)              1.30(d)        1.30         1.30           1.30         1.30         1.26
 Expenses, excluding
  reimbursements (%)(b)           1.30(d)        1.34         1.38           1.34         1.44         1.63
 Net investment income (%)         .51(d)        1.40         1.43           1.31         1.00         1.83
Portfolio turnover (%)              16             83          100            113(c)       219          285

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2014, average net assets were $666,985,000.

(a) Effective December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.30% of the Fund's average net assets. Prior to December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.20% of the Fund's average net assets from December 1, 2006, through November 30, 2008. Prior to December 1, 2006, the voluntary expense limit was 1.00%.

(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Reflects decreased trading activity due to market volatility.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

34  | USAA CAPITAL GROWTH FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2013 -
                                    AUGUST 1, 2013         JANUARY 31, 2014        JANUARY 31, 2014
                                    ------------------------------------------------------------------
Actual                                  $1,000.00              $1,080.80                  $6.82

Hypothetical
 (5% return before expenses)             1,000.00               1,018.65                   6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.08% for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    36843-0314                               (C)2014, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     3/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     3/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     3/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.